Property and equipment - Summary of Depreciation and Amortization Expenses (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Property, plant and equipment [abstract]
Cost of services	R$ 162,202	R$ 100,070	R$ 54,203
General and administrative expenses	59,593	49,358	38,130
Selling expenses	34,499	13,968	0
Depreciation and Amortization charges	256,294	163,396	92,333
Depreciation charge	185,335	125,749	66,501
Amortization charge	70,959	37,647	25,832
Depreciation and Amortization charges	R$ 256,294	R$ 163,396	R$ 92,333